Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Total deposits	$ 1,100,831	$ 1,011,885
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	399,000	347,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	35,000	32,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	43,000	47,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 27,000	$ 33,000